Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Summary of Subsidiaries
		Ownership Interest
	Country of Incorporation	2018	2017
Precision Limited Partnership	Canada	100	100
Precision Drilling Canada Limited Partnership	Canada	100	100
Precision Diversified Oilfield Services Corp.	Canada	100	100
Precision Directional Services Ltd.	Canada	100	100
Precision Drilling (US) Corporation	United States	100	100
Precision Drilling Company LP	United States	100	100
Precision Completion & Production Services Ltd.	United States	100	100
Precision Directional Services, Inc.	United States	100	100
Grey Wolf Drilling Limited	Barbados	100	100
Grey Wolf Drilling (Barbados) Ltd.	Barbados	100	100